SCHEDULE OF OUTSTANDING STOCK WARRANTS ACTIVITIES (Details) - Warrant [Member] - $ / shares	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Underlying Shares, Warrants outstanding Balance	29,320,478	28,693,368
Weighted Average Exercise Price, Warrants outstanding Balance	$ 0.01
Underlying Shares, Granted		7,337,000
Weighted Average Exercise Price, Granted		$ 0.01
Underlying Shares, Exercised		(6,709,890)
Weighted Average Exercise Price, Exercised		$ 0.01
Underlying Shares, Forfeited
Weighted Average Term (Years), Outstanding	3 years 6 months 7 days	5 months 8 days
Underlying Shares, Warrants outstanding Balance	29,320,478	29,320,478
Weighted Average Exercise Price, Warrants outstanding Balance	$ 0.01	$ 0.01